Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,149,029	$ 1,181,257	$ 1,108,158